Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Description

Business Description

Belden Inc. (the Company, us, we, or our) is an innovative signal transmission solutions company built around five global business platforms – Broadcast Solutions, Enterprise Connectivity Solutions, Industrial Connectivity Solutions, Industrial IT Solutions, and Network Security Solutions. Our comprehensive portfolio of signal transmission solutions provides industry leading secure and reliable transmission of data, sound, and video for mission critical applications. We sell our products to distributors, end-users, installers, and directly to original equipment manufacturers (OEMs).

Consolidation

Consolidation

The accompanying Consolidated Financial Statements include Belden Inc. and all of its subsidiaries, including variable interest entities for which we are the primary beneficiary. We eliminate all significant affiliate accounts and transactions in consolidation.

Recasting of Certain Prior Period Information

Recasting of Certain Prior Period Information

To capitalize on the adoption of IP technology and accelerate our penetration of the commercial audio-video market, we transferred responsibility of audio-video cable and connectors from our Broadcast Solutions segment to our Enterprise Connectivity Solutions segment effective January 1, 2016. We have recast certain prior period amounts to conform to the way segment performance is internally managed and reviewed by our chief operating decision maker beginning in fiscal year 2016. This change primarily impacted Note 5 – Operating Segments and Geographic Information, with no impact on consolidated net income or cash flows. In addition, this change also resulted in certain changes to Note 10 – Intangible Assets and Note 12 – Severance, Restructuring, and Acquisition Integration Activities.

In addition to these segment reporting changes, we have also revised our Consolidated Balance Sheet and Note 13 – Long-term Debt and Other Borrowing Arrangements to reflect the retrospective adoption of an accounting standard that was effective for us beginning January 1, 2016. See discussion under “Recent Adoption of Accounting Pronouncements” in Note 2 below.

Foreign Currency

Foreign Currency

For international operations with functional currencies other than the United States (U.S.) dollar, we translate assets and liabilities at current exchange rates; we translate income and expenses using average exchange rates. We report the resulting translation adjustments, as well as gains and losses from certain affiliate transactions, in accumulated other comprehensive income (loss), a separate component of stockholders’ equity. We include exchange gains and losses on transactions in operating income.

We determine the functional currency of our foreign subsidiaries based upon the currency of the primary economic environment in which each subsidiary operates. Typically, that is determined by the currency in which the subsidiary primarily generates and expends cash. We have concluded that the local currency is the functional currency for all of our material subsidiaries.

Reporting Periods

Reporting Periods

Our fiscal year and fiscal fourth quarter both end on December 31. Our fiscal first quarter ends on the Sunday falling closest to 91 days after December 31. Our fiscal second and third quarters each have 91 days.

Use of Estimates in the Preparation of the Financial Statements

Use of Estimates in the Preparation of the Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, and operating results and the disclosure of contingencies. Actual results could differ from those estimates. We make significant estimates with respect to the collectability and valuation of receivables, the valuation of inventory, the realization of deferred tax assets, the valuation of goodwill and indefinite-lived intangible assets, the valuation of contingent liabilities, the calculation of share-based compensation, the calculation of pension and other postretirement benefits expense, and the valuation of acquired businesses.

Reclassifications	Reclassifications We have made certain reclassifications to the 2014 and 2013 Consolidated Financial Statements with no impact to reported net income in order to conform to the 2015 presentation.
Fair Value Measurement

Fair Value Measurement

Accounting guidance for fair value measurements specifies a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources or reflect our own assumptions of market participant valuation. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

•	Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets, or financial instruments for which significant inputs are observable, either directly or indirectly; and

•	Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

As of December 31, 2015 and 2014, we utilized Level 1 inputs to determine the fair value of cash equivalents. During 2015, 2014, and 2013, we utilized Level 3 inputs to determine the fair value of net assets acquired in business combinations (see Note 3) and for our annual impairment testing (see Note 10). We did not have any transfers between Level 1 and Level 2 fair value measurements during 2015.

Cash and Cash Equivalents

Cash and Cash Equivalents

We classify cash on hand and deposits in banks, including commercial paper, money market accounts, and other investments with an original maturity of three months or less, that we hold from time to time, as cash and cash equivalents. We periodically have cash equivalents consisting of short-term money market funds and other investments. The primary objective of our investment activities is to preserve our capital for the purpose of funding operations. We do not enter into investments for trading or speculative purposes. As of December 31, 2015, we did not have any such cash equivalents on hand. The fair value of these cash equivalents as of December 31, 2014 was $1.2 million, which was based on quoted market prices in active markets (i.e., Level 1 valuation).

Accounts Receivable

Accounts Receivable

We classify amounts owed to us and due within twelve months, arising from the sale of goods or services in the normal course of business, as current receivables. We classify receivables due after twelve months as other long-lived assets.

At the time of sale, we establish an estimated reserve for trade, promotion, and other special price reductions such as contract pricing, discounts to meet competitor pricing, and on-time payment discounts. We also adjust receivable balances for, among other things, correction of billing errors, incorrect shipments, and settlement of customer disputes. Customers are allowed to return inventory if and when certain conditions regarding the physical state of the inventory and our approval of the return are met. Certain distribution customers are allowed to return inventory at original cost, in an amount not to exceed three percent of the prior year’s purchases, in exchange for an order of equal or greater value. Until we can process these reductions, corrections, and returns (together, the Changes) through individual customer records, we estimate the amount of outstanding Changes and recognize them by reducing revenues and accounts receivable. We also adjust inventory and cost of sales for the estimated level of returns. We base these estimates on historical and anticipated sales demand, trends in product pricing, and historical and anticipated Changes patterns. We make revisions to these estimates in the period in which the facts that give rise to each revision become known. Future market conditions might require us to take actions to further reduce prices and increase customer return authorizations. Unprocessed Changes recognized against our gross accounts receivable balance at December 31, 2015 and 2014 totaled $19.1 million and $17.6 million, respectively.

We evaluate the collectability of accounts receivable based on the specific identification method. A considerable amount of judgment is required in assessing the realizability of accounts receivable, including the current creditworthiness of each customer and related aging of the past due balances. We perform ongoing credit evaluations of our customers’ financial condition. Through these evaluations, we may become aware of a situation where a customer may not be able to meet its financial obligations due to deterioration of its financial viability, credit ratings, or bankruptcy. We record a specific reserve for bad debts against amounts due to reduce the receivable to its estimated collectible balance. We recognized bad debt expense, net of recoveries, of ($1.8 million), $0.3 million, and $0.2 million in 2015, 2014, and 2013, respectively. In 2015, we recovered approximately $2.7 million of accounts receivable from one significant customer. The allowance for doubtful accounts at December 31, 2015 and 2014 totaled $8.3 million and $11.5 million, respectively.

Inventories and Related Reserves

Inventories and Related Reserves

Inventories are stated at the lower of cost or market. We determine the cost of all raw materials, work-in-process, and finished goods inventories by the first in, first out method. Cost components of inventories include direct labor, applicable production overhead, and amounts paid to suppliers of materials and products as well as freight costs and, when applicable, duty costs to import the materials and products.

We evaluate the realizability of our inventory on a product-by-product basis in light of historical and anticipated sales demand, technological changes, product life cycle, component cost trends, product pricing, and inventory condition. In circumstances where inventory levels are in excess of anticipated market demand, where inventory is deemed technologically obsolete or not saleable due to condition, or where inventory cost exceeds net realizable value, we record a charge to cost of sales and reduce the inventory to its net realizable value. The allowances for excess and obsolete inventories at December 31, 2015 and 2014 totaled $22.5 million and $31.8 million, respectively. The decrease in the allowance for excess and obsolete inventories was primarily due to physical disposal of inventory for which an allowance had been recorded previously.

Property, Plant and Equipment

Property, Plant and Equipment

We record property, plant and equipment at cost. We calculate depreciation on a straight-line basis over the estimated useful lives of the related assets ranging from 10 to 40 years for buildings, 5 to 12 years for machinery and equipment, and 5 to 10 years for computer equipment and software. Construction in process reflects amounts incurred for the configuration and build-out of property, plant and equipment and for property, plant and equipment not yet placed into service. We charge maintenance and repairs—both planned major activities and less-costly, ongoing activities—to expense as incurred. We capitalize interest costs associated with the construction of capital assets and amortize the costs over the assets’ useful lives. Depreciation expense is included in costs of sales; selling, general and administrative expenses; and research and development expenses in the Consolidated Statements of Operations based on the specific categorization and use of the underlying assets being depreciated.

We review property, plant and equipment to determine whether an event or change in circumstances indicates the carrying values of the assets may not be recoverable. We base our evaluation on the nature of the assets, the future economic benefit of the assets, and any historical or future profitability measurements, as well as other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate that the carrying amount of an asset may not be recoverable, we determine whether impairment has occurred through the use of an undiscounted cash flow analysis. If impairment has occurred, we recognize a loss for the difference between the carrying amount and the fair value of the asset.

For purposes of impairment testing of long-lived assets, we have identified asset groups at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Generally, our asset groups are based on an individual plant or operating facility level. In some circumstances, however, a combination of plants or operating facilities may be considered the asset group due to interdependence of operational activities and cash flows.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Our intangible assets consist of (a) definite-lived assets subject to amortization such as developed technology, customer relationships, certain in-service research and development, certain trademarks, and backlog, and (b) indefinite-lived assets not subject to amortization such as goodwill, certain in-process research and development, and certain trademarks. We record amortization of the definite-lived intangible assets over the estimated useful lives of the related assets, which generally range from one year or less for backlog to more than 25 years for certain of our customer relationships. We determine the amortization method for our definite-lived intangible assets based on the pattern in which the economic benefits of the intangible asset are consumed. In the event we cannot reliably determine that pattern, we utilize a straight-line amortization method.

We test our goodwill and other indefinite-lived intangible assets not subject to amortization for impairment on an annual basis during the fourth quarter or when indicators of impairment exist. We base our estimates on assumptions we believe to be reasonable, but which are not predictable with precision and therefore are inherently uncertain. Actual future results could differ from these estimates.

The accounting guidance related to goodwill impairment testing allows for the performance of an optional qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Such an evaluation is made based on the weight of all available evidence and the significance of all identified events and circumstances that may influence the fair value of a reporting unit. If it is more likely than not that the fair value is less than the carrying value, then a quantitative assessment is required for the reporting unit, as described in the paragraph below. In 2015, we performed a qualitative assessment for six of our reporting units, which collectively represented approximately $636 million of our consolidated goodwill balance. For those reporting units for which we performed a qualitative assessment, we determined that it was more likely than not that the fair value was greater than the carrying value, and therefore, we did not perform the calculation of fair value for these reporting units as described in the paragraph below.

For our annual impairment test in 2015, we performed a quantitative assessment for four of our reporting units. Under a quantitative assessment for goodwill impairment, we determine the fair value using the income approach (using Level 3 inputs) as reconciled to our aggregate market capitalization. Under the income approach, we calculate the fair value of a reporting unit based on the present value of estimated future cash flows. If the fair value of the reporting unit exceeds the carrying value of the net assets including goodwill assigned to that unit, goodwill is not impaired. If the carrying value of the reporting unit’s net assets including goodwill exceeds the fair value of the reporting unit, then we determine the implied fair value of the reporting unit’s goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then an impairment of goodwill has occurred and we recognize an impairment loss for the difference between the carrying amount and the implied fair value of goodwill as a component of operating income. In addition to the income approach, we calculate the fair value of our reporting units under a market approach. The market approach measures the fair value of a reporting unit through analysis of financial multiples (revenues or EBITDA) of comparable businesses. Consideration is given to the financial conditions and operating performance of the reporting unit being valued relative to those publicly-traded companies operating in the same or similar lines of business. The fair values of the four reporting units tested under a quantitative approach were substantially in excess of the carrying values as of the impairment testing date.

We did not recognize any goodwill impairment in 2015, 2014, or 2013. See Note 10 for further discussion.

We also evaluate indefinite lived intangible assets for impairment annually or at other times if events have occurred or circumstances exist that indicate the carrying values of those assets may no longer be recoverable. We compare the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, we recognize an impairment loss in an amount equal to that excess. We did not recognize impairment charges for our indefinite lived intangible assets in 2015, 2014, or 2013. See Note 10 for further discussion.

We review intangible assets subject to amortization whenever an event or change in circumstances indicates the carrying values of the assets may not be recoverable. We test intangible assets subject to amortization for impairment and estimate their fair values using the same assumptions and techniques we employ on property, plant and equipment. We did not recognize any impairment charges for amortizable intangible assets in 2015, 2014, or 2013.

Equity Method Investment

Equity Method Investment

We have a 50% ownership interest in Xuzhou Hirschmann Electronics Co. Ltd (the Hirschmann JV), which we acquired in connection with our 2007 acquisition of Hirschmann Automation and Control GmbH. The Hirschmann JV is an entity located in China that supplies load-moment indicators to the mobile crane market. We account for this investment using the equity method of accounting. The carrying value included in other long-lived assets on our Consolidated Balance Sheets of our investment in the Hirschmann JV as of December 31, 2015 and 2014 is $29.5 million and $33.4 million, respectively.

Pension and Other Postretirement Benefits

Pension and Other Postretirement Benefits

Our pension and other postretirement benefit costs and obligations are dependent on the various actuarial assumptions used in calculating such amounts. These assumptions relate to discount rates, salary growth, long-term return on plan assets, health care cost trend rates, mortality tables, and other factors. We base the discount rate assumptions on current investment yields on high-quality corporate long-term bonds. The salary growth assumptions reflect our long-term actual experience and future or near-term outlook. We determine the long-term return on plan assets based on historical portfolio results and management’s expectation of the future economic environment. Our health care cost trend assumptions are developed based on historical cost data, the near-term outlook, and an assessment of likely long-term trends. Actual results that differ from our assumptions are accumulated and, if in excess of the lesser of 10% of the projected benefit obligation or the fair market value of plan assets, are amortized over the estimated future working life of the plan participants.

Accrued Sales Rebates

Accrued Sales Rebates

We grant incentive rebates to participating customers as part of our sales programs. The rebates are determined based on certain targeted sales volumes. Rebates are paid quarterly or annually in either cash or receivables credits. Until we can process these rebates through individual customer records, we estimate the amount of outstanding rebates and recognize them as accrued liabilities and reductions in our gross revenues. We base our estimates on both historical and anticipated sales demand and rebate program participation. We charge revisions to these estimates back to accrued liabilities and revenues in the period in which the facts that give rise to each revision become known. Future market conditions and product transitions might require us to take actions to increase sales rebates offered, possibly resulting in an incremental increase in accrued liabilities and an incremental reduction in revenues at the time the rebate is offered. Accrued sales rebates at December 31, 2015 and 2014 totaled $30.0 million and $31.5 million, respectively.

Contingent Liabilities

Contingent Liabilities

We have established liabilities for environmental and legal contingencies that are probable of occurrence and reasonably estimable, the amounts of which are currently not material. A significant amount of judgment and use of estimates is required to quantify our ultimate exposure in these matters. We review the valuation of these liabilities on a quarterly basis, and we adjust the balances to account for changes in circumstances for ongoing and emerging issues.

We accrue environmental remediation costs based on estimates of known environmental remediation exposures developed in consultation with our environmental consultants and legal counsel, the amounts of which are not currently material. We expense environmental compliance costs, which include maintenance and operating costs with respect to ongoing monitoring programs, as incurred. We evaluate the range of potential costs to remediate environmental sites. The ultimate cost of site clean-up is difficult to predict given the uncertainties of our involvement in certain sites, uncertainties regarding the extent of the required clean-up, the availability of alternative clean-up methods, variations in the interpretation of applicable laws and regulations, the possibility of insurance recoveries with respect to certain sites, and other factors.

We are, from time to time, subject to routine litigation incidental to our business. These lawsuits primarily involve claims for damages arising out of the use of our products, allegations of patent or trademark infringement, and litigation and administrative proceedings involving employment matters and commercial disputes. Assessments regarding the ultimate cost of lawsuits require judgments concerning matters such as the anticipated outcome of negotiations, the number and cost of pending and future claims, and the impact of evidentiary requirements. Based on facts currently available, we believe the disposition of the claims that are pending or asserted will not have a materially adverse effect on our financial position, results of operations or cash flow.

Business Combination Accounting

Business Combination Accounting

We allocate the purchase price of an acquired business to its identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the amount allocated to the assets and liabilities, if any, is recorded to goodwill. We use all available information to estimate fair values. We typically engage third party valuation specialists to assist in the fair value determination of inventories, tangible long-lived assets, and intangible assets other than goodwill. The carrying values of acquired receivables and accounts payable have historically approximated their fair values as of the business combination date. As necessary, we may engage third party specialists to assist in the estimation of fair value for certain liabilities, such as deferred revenue or postretirement benefit liabilities. We adjust the preliminary purchase price allocation, as necessary, typically up to one year after the acquisition closing date as we obtain more information regarding asset valuations and liabilities assumed.

Revenue Recognition

Revenue Recognition

We recognize revenue when all of the following circumstances are satisfied: (1) persuasive evidence of an arrangement exists, (2) price is fixed or determinable, (3) collectability is reasonably assured, and (4) delivery has occurred. Delivery occurs in the period in which the customer takes title and assumes the risks and rewards of ownership of the products specified in the customer’s purchase order or sales agreement. At times, we enter into arrangements that involve the delivery of multiple elements. For these arrangements, when the elements can be separated, the revenue is allocated to each deliverable based on that element’s relative selling price and recognized based on the period of delivery for each element. Generally, we determine relative selling price using our best estimate of selling price, unless we have established vendor specific objective evidence (VSOE) or third party evidence of fair value exists for such arrangements.

We record revenue net of estimated rebates, price allowances, invoicing adjustments, and product returns. We record revisions to these estimates in the period in which the facts that give rise to each revision become known.

We have certain products subject to the accounting guidance on software revenue recognition. For such products, software license revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, collection is probable and VSOE of the fair value of undelivered elements exists. As substantially all of the software licenses are sold in multiple-element arrangements that include either support and maintenance or both support and maintenance and professional services, we use the residual method to determine the amount of software license revenue to be recognized. Under the residual method, consideration is allocated to undelivered elements based upon VSOE of the fair value of those elements, with the residual of the arrangement fee allocated to and recognized as software license revenue. In our Network Security Solutions segment, we have established VSOE of the fair value of support and maintenance, subscription-based software licenses, and professional services. Software license revenue is generally recognized upon delivery of the software if all revenue recognition criteria are met.

Revenue allocated to support services under our Network Security Solutions support and maintenance contracts is paid in advance and recognized ratably over the term of the service. Revenue allocated to subscription-based software and remote ongoing operational services is also paid in advance and recognized ratably over the term of the service. Revenue allocated to professional services, including remote implementation services, is recognized as the services are performed.

Cost of Sales

Cost of Sales

Cost of sales includes our total cost of inventory sold during the period, including material, labor, production overhead costs, variable manufacturing costs, and fixed manufacturing costs. Production overhead costs include operating supplies, applicable utility expenses, maintenance costs, and scrap. Variable manufacturing costs include inbound, interplant, and outbound freight, inventory shrinkage, and charges for excess and obsolete inventory. Fixed manufacturing costs include the costs associated with our purchasing, receiving, inspection, warehousing, distribution centers, production and inventory control, and manufacturing management. Cost of sales also includes the costs to provide maintenance and support and other professional services.

Shipping and Handling Costs	Shipping and Handling Costs We recognize fees earned on the shipment of product to customers as revenues and recognize costs incurred on the shipment of product to customers as a cost of sales.
Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses include expenses not directly related to the production of inventory. They include all expenses related to selling and marketing our products, as well as the salary and benefit costs of associates performing the selling and marketing functions. Selling, general and administrative expenses also include salary and benefit costs, purchased services, and other costs related to our executive and administrative functions.

Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred.
Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising costs were $27.5 million, $21.8 million, and $17.8 million for 2015, 2014, and 2013, respectively.
Share-Based Compensation

Share-Based Compensation

We compensate certain employees and non-employee directors with various forms of share-based payment awards and recognize compensation costs for these awards based on their fair values. We estimate the fair values of certain awards, primarily stock appreciation rights (SARs), on the grant date using the Black-Scholes-Merton option-pricing formula, which incorporates certain assumptions regarding the expected term of an award and expected stock price volatility. We develop the expected term assumption based on the vesting period and contractual term of an award, our historical exercise and cancellation experience, our stock price history, plan provisions that require exercise or cancellation of awards after employees terminate, and the extent to which currently available information indicates that the future is reasonably expected to differ from past experience. We develop the expected volatility assumption based on historical price data for our common stock. We estimate the fair value of certain restricted stock units with service vesting conditions and performance vesting conditions based on the grant date stock price. We estimate the fair value of certain restricted stock units with market conditions using a Monte Carlo simulation valuation model with the assistance of a third party valuation firm.

After calculating the aggregate fair value of an award, we use an estimated forfeiture rate to discount the amount of share-based compensation cost expected to be recognized in our operating results over the service period of the award. We develop the forfeiture assumption based on our historical pre-vesting cancellation experience.

Income Taxes

Income Taxes

Income taxes are provided based on earnings reported for financial statement purposes. The provision for income taxes differs from the amounts currently payable to taxing authorities because of the recognition of revenues and expenses in different periods for income tax purposes than for financial statement purposes. Income taxes are provided as if operations in all countries, including the U.S., were stand-alone businesses filing separate tax returns. We have determined that all undistributed earnings from our international subsidiaries will not be remitted to the U.S. in the foreseeable future and, therefore, no additional provision for U.S. taxes has been made on foreign earnings.

We recognize deferred tax assets resulting from tax credit carryforwards, net operating loss carryforwards, and deductible temporary differences between taxable income on our income tax returns and pretax income on our financial statements. Deferred tax assets generally represent future tax benefits to be received when these carryforwards can be applied against future taxable income or when expenses previously reported in our Consolidated Financial Statements become deductible for income tax purposes. A deferred tax asset valuation allowance is required when some portion or all of the deferred tax assets may not be realized.

Our effective tax rate is based on expected income, statutory tax rates, and tax planning opportunities available to us in the various jurisdictions in which we operate. Significant judgment is required in determining our effective tax rate and in evaluating our tax positions. We establish accruals for uncertain tax positions when we believe that the full amount of the associated tax benefit may not be realized. To the extent we were to prevail in matters for which accruals have been established or would be required to pay amounts in excess of reserves, there could be a material effect on our income tax provisions in the period in which such determination is made.

Recent Adoption of Accounting Pronouncements

Recent Adoption of Accounting Pronouncements

Effective January 1, 2016 we adopted Accounting Standards Update No. 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs (ASU 2015-03), which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The standard is effective for fiscal years beginning after December 15, 2015. This guidance has been applied retrospectively to all periods presented in this Current Report on Form 8-K. Adoption of this new guidance had no impact on our results of operations. Adoption resulted in a $6.0 million decrease in total current assets, a $19.2 million decrease in other long-lived assets, and a $25.2 million decrease in long-term debt in our Consolidated Balance Sheet as of December 31, 2015 compared to the presentation in our Annual Report on Form 10-K. Adoption resulted in a $5.8 million decrease in total current assets, a $22.6 million decrease in other long-lived assets, and a $28.4 million decrease in long-term debt in our Consolidated Balance Sheet as of December 31, 2014 compared to the presentation in our Annual Report on Form 10-K.

In November 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2015-17, Balance Sheet Classification of Deferred Taxes (ASU 2015-17), which requires that all deferred tax assets and liabilities be classified as noncurrent in a classified statement of financial position. The standard is effective for fiscal years beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted for any interim and annual financial statements that have not yet been issued. We early adopted ASU 2015-17 effective December 31, 2015, retrospectively. Adoption resulted in a $22.1 million decrease in total current assets, a $20.0 million increase in non-current deferred tax assets, a $2.3 million decrease in accrued liabilities, and a $0.2 million increase in non-current deferred tax liabilities in our Consolidated Balance Sheet as of December 31, 2014 compared to the prior period presentation. Adoption had no impact on our results of operations.

Pending Adoption of Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09), which will replace most existing revenue recognition guidance in U.S. GAAP. The core principle of the ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. ASU 2014-09 requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. ASU 2014-09 will be effective for us beginning January 1, 2018, and allows for both retrospective and modified retrospective methods of adoption. Early adoption beginning January 1, 2017 is permitted. We are in the process of determining the method and timing of adoption and assessing the impact of ASU 2014-09 on our Consolidated Financial Statements.

In August 2014, the FASB issued disclosure guidance that requires us to evaluate, at each annual and interim period, whether substantial doubt exists about our ability to continue as a going concern, and if applicable, to provide related disclosures. The new guidance will be effective for us for the year ending December 31, 2016. This guidance is not currently expected to have a material effect on our financial statement disclosures upon adoption, although the ultimate impact will be dependent on our financial condition and expected operating outlook at such time.